DEBT (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Short Term Debt [LineItems]
Deferred Financing Costs, Net	$ (153,562)
Net Balance	17,270,387
Mortgage Note Payable [Member]
Short Term Debt [LineItems]
Principal Amount	7,266,145
Deferred Financing Costs, Net	(152,444)
Net Balance	$ 7,113,701
Contractual Interest Rate	3.95%
Loan Maturity	Jul. 01, 2021